SUPPLEMENT TO THE CURRENTLY EFFECTIVE INSTITUTIONAL CLASS PROSPECTUSES
                     OF EACH OF THE LISTED FUNDS/PORTFOLIOS:

                             ---------------------



 Cash Account Trust          DWS Dreman Concentrated    DWS Large Cap Value Fund
   Government & Agency         Value Fund               DWS Large Company
     Securities Portfolio    DWS Dreman High Return       Growth Fund
   Money Market Portfolio      Equity Fund              DWS Lifecycle Long
   Tax-Exempt Portfolio      DWS Dreman Mid Cap           Range Fund
 Cash Management Fund          Value Fund               DWS Managed Municipal
   Institutional             DWS Dreman Small Cap         Bond Fund
 Cash Reserve Fund, Inc.       Value Fund               DWS Micro Cap Fund
   Prime Series              DWS EAFE(R) Equity Index   DWS Mid Cap Growth Fund
   Tax-Free Series             Fund                     DWS Money Market Series
   Treasury Series           DWS Equity 500 Index       DWS RREEF Global Real
 Daily Assets Fund             Fund                       Estate Securities Fund
   Institutional             DWS Equity Income Fund     DWS RREEF Real Estate
 DWS Balanced Fund           DWS Equity Partners Fund     Securities Fund
 DWS Blue Chip Fund          DWS Europe Equity Fund     DWS Short Duration Fund
 DWS Capital Growth Fund     DWS Growth & Income Fund   DWS Short-Term
 DWS Commodity Securities    DWS Health Care Fund         Municipal Bond Fund
   Fund                      DWS High Income Fund       DWS Small Cap Growth
 DWS Communications Fund     DWS High Income Plus         Fund
 DWS Core Fixed Income         Fund                     DWS Technology Fund
   Fund                      DWS High Yield Tax Free    DWS U.S. Bond Index Fund
 DWS Core Plus Allocation      Fund                     DWS U.S. Government
   Fund                      DWS Inflation Protected       Securities Fund
 DWS Core Plus Income Fund     Plus Fund                DWS Value Builder Fund
 DWS Disciplined             DWS Intermediate           Treasury Money Fund
   Long/Short Growth Fund      Tax/AMT Free Fund
 DWS Disciplined             DWS International Fund
   Long/Short Value Fund     DWS International
 DWS Disciplined Market        Select Equity Fund
   Neutral Fund              DWS International Value
                               Opportunities Fund


The following information replaces in its entirety the disclosure under "Investment minimums" in the "Buying and Selling Institutional Class Shares" section of each fund's/portfolio's Institutional Class prospectuses:

Investment minimums

Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

o Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.

o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet the $1,000,000 minimum investment.

Each fund reserves the right to modify the above eligibility requirements and investment minimums at any time.




               Please Retain This Supplement for Future Reference






                                                                     [Logo]DWS
                                                                       SCUDDER
January 19, 2007                                           Deutsche Bank Group